Income taxes (Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current income tax expense:
Current income tax expense	¥ 746,538	¥ 742,367	¥ 682,199
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(86,594)	(237,961)	(53,299)
Provision for income taxes	659,944	504,406	628,900
Parent Company And Domestic Subsidiaries
Current income tax expense:
Current income tax expense	599,521	565,998	435,560
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	(110,608)	45,097	(21,756)
Foreign Subsidiaries
Current income tax expense:
Current income tax expense	147,017	176,369	246,639
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	¥ 24,014	¥ (283,058)	¥ (31,543)